INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Raw materials	$ 15,065	$ 12,011
Work in progress	374	576
Finished products	38,070	41,577
Inventories, Net	53,509	54,164
Inventory write-off	2,814	$ 3,932	$ 4,503
Outstanding inventory purchase orders	$ 23,922